UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-21672

Name of Fund: S&P 500(R) Covered Call Fund Inc. (BEP)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive
     Officer, S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                Shares Held   Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.7%                   17,293   Boeing Co.                                                     $   1,286,080
                                              9,094   General Dynamics Corp.                                               758,167
                                              2,828   Goodrich Corp.                                                       162,638
                                             16,831   Honeywell International, Inc.                                        949,605
                                              2,767   L-3 Communications Holdings, Inc.                                    302,544
                                              7,751   Lockheed Martin Corp.                                                769,674
                                              7,641   Northrop Grumman Corp.                                               594,546
                                              3,141   Precision Castparts Corp.                                            320,633
                                              9,643   Raytheon Co.                                                         623,034
                                              3,672   Rockwell Collins, Inc.                                               209,855
                                             22,193   United Technologies Corp.                                          1,527,322
                                                                                                                     -------------
                                                                                                                         7,504,098
----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.0%                3,874   C.H. Robinson Worldwide, Inc.                                        210,746
                                              4,819   Expeditors International Washington, Inc.                            217,722
                                              6,997   FedEx Corp.                                                          648,412
                                             23,387   United Parcel Service, Inc. Class B                                1,707,719
                                                                                                                     -------------
                                                                                                                         2,784,599
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                              16,634   Southwest Airlines Co.                                               206,262
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                        5,431   The Goodyear Tire & Rubber Co. (a)                                   140,120
                                             13,425   Johnson Controls, Inc.                                               453,765
                                                                                                                     -------------
                                                                                                                           593,885
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                           49,901   Ford Motor Co. (a)                                                   285,434
                                             12,799   General Motors Corp.                                                 243,821
                                              5,393   Harley-Davidson, Inc.                                                202,238
                                                                                                                     -------------
                                                                                                                           731,493
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.4%                             16,170   Anheuser-Busch Cos., Inc.                                            767,267
                                              1,907   Brown-Forman Corp. Class B                                           126,281
                                             45,190   The Coca-Cola Co.                                                  2,750,715
                                              6,502   Coca-Cola Enterprises, Inc.                                          157,348
                                              4,388   Constellation Brands, Inc. Class A (a)                                77,536
                                              3,110   Molson Coors Brewing Co. Class B                                     163,493
                                              3,102   Pepsi Bottling Group, Inc.                                           105,189
                                             36,217   PepsiCo, Inc.                                                      2,614,867
                                                                                                                     -------------
                                                                                                                         6,762,696
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%                         24,592   Amgen, Inc. (a)                                                    1,027,454
                                              6,732   Biogen Idec, Inc. (a)                                                415,297
                                              9,837   Celgene Corp. (a)                                                    602,910
                                              6,051   Genzyme Corp. (a)                                                    451,042
                                             21,002   Gilead Sciences, Inc. (a)                                          1,082,233
                                                                                                                     -------------
                                                                                                                         3,578,936
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                      8,246   Masco Corp.                                                          163,518
                                              3,929   Trane, Inc.                                                          180,341
                                                                                                                     -------------
                                                                                                                           343,859
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.8%                        4,411   American Capital Strategies Ltd.                                     150,680
                                              5,132   Ameriprise Financial, Inc.                                           266,094
                                             25,807   The Bank of New York Mellon Corp.                                  1,076,926
                                              2,670   The Bear Stearns Cos., Inc.                                           28,008

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                Shares Held   Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                             21,229   The Charles Schwab Corp.                                       $     399,742
                                             10,446   E*Trade Financial Corp. (a)                                           40,322
                                              1,955   Federated Investors, Inc. Class B                                     76,558
                                              3,556   Franklin Resources, Inc.                                             344,896
                                              8,933   The Goldman Sachs Group, Inc.                                      1,477,429
                                              3,340   Janus Capital Group, Inc.                                             77,722
                                              3,048   Legg Mason, Inc.                                                     170,627
                                             11,997   Lehman Brothers Holdings, Inc.                                       451,567
                                             21,967   Merrill Lynch & Co., Inc. (b)                                        894,936
                                             24,975   Morgan Stanley                                                     1,141,358
                                              4,340   Northern Trust Corp.                                                 288,480
                                              8,760   State Street Corp.                                                   692,040
                                              5,964   T. Rowe Price Group, Inc.                                            298,200
                                                                                                                     -------------
                                                                                                                         7,875,585
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.8%                              4,849   Air Products & Chemicals, Inc.                                       446,108
                                              1,266   Ashland, Inc.                                                         59,882
                                             21,245   The Dow Chemical Co.                                                 782,878
                                             20,335   E.I. du Pont de Nemours & Co.                                        950,865
                                              1,803   Eastman Chemical Co.                                                 112,597
                                              3,968   Ecolab, Inc.                                                         172,330
                                              2,566   Hercules, Inc.                                                        46,932
                                              1,832   International Flavors & Fragrances, Inc.                              80,700
                                             12,390   Monsanto Co.                                                       1,381,485
                                              3,704   PPG Industries, Inc.                                                 224,129
                                              7,083   Praxair, Inc.                                                        596,601
                                              2,835   Rohm & Haas Co.                                                      153,317
                                              2,926   Sigma-Aldrich Corp.                                                  174,536
                                                                                                                     -------------
                                                                                                                         5,182,360
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.7%                      12,350   BB&T Corp.                                                           395,941
                                              3,403   Comerica, Inc.                                                       119,377
                                             12,047   Fifth Third Bancorp                                                  252,023
                                              2,859   First Horizon National Corp.                                          40,055
                                              8,281   Huntington Bancshares, Inc.                                           89,021
                                              9,016   KeyCorp                                                              197,901
                                              1,741   M&T Bank Corp.                                                       140,116
                                              5,919   Marshall & Ilsley Corp.                                              137,321
                                             14,334   National City Corp.                                                  142,623
                                              7,705   The PNC Financial Services Group, Inc.                               505,217
                                             15,683   Regions Financial Corp.                                              309,739
                                              7,932   SunTrust Banks, Inc.                                                 437,370
                                             39,110   U.S. Bancorp                                                       1,265,600
                                             44,814   Wachovia Corp.                                                     1,209,978
                                             74,542   Wells Fargo & Co.                                                  2,169,172
                                              2,427   Zions Bancorporation                                                 110,550
                                                                                                                     -------------
                                                                                                                         7,522,004
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.4%         7,624   Allied Waste Industries, Inc. (a)                                     82,415
                                              2,408   Avery Dennison Corp.                                                 118,594

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                Shares Held   Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                              2,954   Cintas Corp.                                                   $      84,307
                                              2,931   Equifax, Inc.                                                        101,061
                                              2,838   Monster Worldwide, Inc. (a)                                           68,708
                                              4,773   Pitney Bowes, Inc.                                                   167,150
                                              4,858   R.R. Donnelley & Sons Co.                                            147,246
                                              3,591   Robert Half International, Inc.                                       92,432
                                             11,200   Waste Management, Inc.                                               375,872
                                                                                                                     -------------
                                                                                                                         1,237,785
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.3%               1,968   Ciena Corp. (a)                                                       60,673
                                            134,781   Cisco Systems, Inc. (a)                                            3,246,874
                                             35,598   Corning, Inc.                                                        855,776
                                              5,085   JDS Uniphase Corp. (a)                                                68,088
                                             11,838   Juniper Networks, Inc. (a)                                           295,950
                                             50,982   Motorola, Inc.                                                       474,133
                                             36,455   QUALCOMM, Inc.                                                     1,494,655
                                              9,356   Tellabs, Inc. (a)                                                     50,990
                                                                                                                     -------------
                                                                                                                         6,547,139
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.1%               19,872   Apple, Inc. (a)                                                    2,851,632
                                             50,670   Dell, Inc. (a)                                                     1,009,346
                                             47,495   EMC Corp. (a)                                                        681,078
                                             55,742   Hewlett-Packard Co.                                                2,545,180
                                             31,300   International Business Machines Corp.                              3,603,882
                                              2,147   Lexmark International, Inc. Class A (a)                               65,956
                                              7,767   NetApp, Inc. (a)                                                     155,728
                                              3,037   QLogic Corp. (a)                                                      46,618
                                              5,180   SanDisk Corp. (a)                                                    116,913
                                             17,925   Sun Microsystems, Inc. (a)                                           278,375
                                              4,066   Teradata Corp. (a)                                                    89,696
                                                                                                                     -------------
                                                                                                                        11,444,404
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.2%             2,003   Fluor Corp.                                                          282,743
                                              2,744   Jacobs Engineering Group, Inc. (a)                                   201,931
                                                                                                                     -------------
                                                                                                                           484,674
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                 2,450   Vulcan Materials Co.                                                 162,680
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.7%                      26,140   American Express Co.                                               1,142,841
                                              8,433   Capital One Financial Corp.                                          415,072
                                             10,833   Discover Financial Services, Inc.                                    177,336
                                             10,549   SLM Corp. (a)                                                        161,927
                                                                                                                     -------------
                                                                                                                         1,897,176
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                 2,206   Ball Corp.                                                           101,344
                                              2,258   Bemis Co.                                                             57,421
                                              2,948   Pactiv Corp. (a)                                                      77,267
                                              3,654   Sealed Air Corp.                                                      92,264
                                                                                                                     -------------
                                                                                                                           328,296
----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                           3,738   Genuine Parts Co.                                                    150,342
----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%          3,106   Apollo Group, Inc. Class A (a)                                       134,179
                                              7,357   H&R Block, Inc.                                                      152,731
                                                                                                                     -------------
                                                                                                                           286,910
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.0%       100,441   Bank of America Corp.                                              3,807,718


S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                Shares Held   Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                              4,324   CIT Group, Inc.                                                $      51,239
                                              1,206   CME Group, Inc.                                                      565,735
                                            117,717   Citigroup, Inc.                                                    2,521,498
                                              1,586   IntercontinentalExchange, Inc. (a)                                   206,973
                                             76,797   JPMorgan Chase & Co.                                               3,298,431
                                              3,825   Leucadia National Corp.                                              172,967
                                              4,650   Moody's Corp.                                                        161,960
                                              5,992   NYSE Euronext                                                        369,766
                                                                                                                     -------------
                                                                                                                        11,156,287
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               136,471   AT&T Inc.                                                          5,226,839
Services - 2.9%                               2,411   CenturyTel, Inc.                                                      80,142
                                              7,411   Citizens Communications Co.                                           77,741
                                              3,469   Embarq Corp.                                                         139,107
                                             34,764   Qwest Communications International Inc.                              157,481
                                             64,914   Verizon Communications, Inc.                                       2,366,115
                                             10,265   Windstream Corp.                                                     122,667
                                                                                                                     -------------
                                                                                                                         8,170,092
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.0%                     3,781   Allegheny Energy, Inc.                                               190,940
                                              9,054   American Electric Power Co., Inc.                                    376,918
                                             28,554   Duke Energy Corp.                                                    509,689
                                              7,367   Edison International                                                 361,130
                                              4,323   Entergy Corp.                                                        471,553
                                             14,950   Exelon Corp.                                                       1,214,987
                                              9,211   FPL Group, Inc.                                                      577,898
                                              6,892   FirstEnergy Corp.                                                    472,929
                                              8,442   PPL Corp.                                                            387,657
                                              4,547   Pepco Holdings, Inc.                                                 112,402
                                              2,272   Pinnacle West Capital Corp.                                           79,702
                                              5,881   Progress Energy, Inc.                                                245,238
                                             17,290   The Southern Co.                                                     615,697
                                                                                                                     -------------
                                                                                                                         5,616,740
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%                   3,985   Cooper Industries Ltd. Class A                                       159,998
                                             17,800   Emerson Electric Co.                                                 915,988
                                              3,352   Rockwell Automation, Inc.                                            192,472
                                                                                                                     -------------
                                                                                                                         1,268,458
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                        8,254   Agilent Technologies, Inc. (a)                                       246,217
Instruments - 0.3%                            4,705   Jabil Circuit, Inc.                                                   44,509
                                              3,180   Molex, Inc.                                                           73,649
                                             11,021   Tyco Electronics Ltd.                                                378,241
                                                                                                                     -------------
                                                                                                                           742,616
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.5%            6,623   BJ Services Co.                                                      188,822
                                              6,996   Baker Hughes, Inc.                                                   479,226
                                              4,936   Cameron International Corp. (a)                                      205,535
                                              3,254   ENSCO International, Inc.                                            203,765
                                             19,901   Halliburton Co.                                                      782,706
                                              6,346   Nabors Industries Ltd. (a)                                           214,304
                                              8,072   National Oilwell Varco, Inc. (a)                                     471,243
                                              6,074   Noble Corp.                                                          301,695

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                Shares Held   Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                              2,517   Rowan Cos., Inc.                                               $     103,650
                                             27,081   Schlumberger Ltd.                                                  2,356,047
                                              4,540   Smith International, Inc.                                            291,604
                                              7,184   Transocean, Inc.                                                     971,277
                                              7,670   Weatherford International Ltd. (a)                                   555,845
                                                                                                                     -------------
                                                                                                                         7,125,719
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.5%              32,375   CVS Caremark Corp.                                                 1,311,511
                                              9,830   Costco Wholesale Corp.                                               638,655
                                             15,210   The Kroger Co.                                                       386,334
                                              4,783   SUPERVALU, Inc.                                                      143,394
                                             13,647   SYSCO Corp.                                                          396,036
                                              9,953   Safeway, Inc.                                                        292,121
                                             53,425   Wal-Mart Stores, Inc.                                              2,814,429
                                             22,416   Walgreen Co.                                                         853,825
                                              3,154   Whole Foods Market, Inc.                                             103,987
                                                                                                                     -------------
                                                                                                                         6,940,292
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.5%                         14,552   Archer-Daniels-Midland Co.                                           598,960
                                              4,978   Campbell Soup Co.                                                    169,003
                                             11,025   ConAgra Foods, Inc.                                                  264,049
                                              3,422   Dean Foods Co.                                                        68,748
                                              7,614   General Mills, Inc.                                                  455,926
                                              7,119   H.J. Heinz Co.                                                       334,379
                                              3,803   The Hershey Co.                                                      143,259
                                              5,892   Kellogg Co.                                                          309,684
                                             34,669   Kraft Foods, Inc.                                                  1,075,086
                                              2,893   McCormick & Co., Inc.                                                106,954
                                             16,103   Sara Lee Corp.                                                       225,120
                                              6,190   Tyson Foods, Inc. Class A                                             98,731
                                              4,893   Wm. Wrigley Jr. Co.                                                  307,476
                                                                                                                     -------------
                                                                                                                         4,157,375
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                          1,014   Nicor, Inc.                                                           33,979
                                              3,907   Questar Corp.                                                        220,980
                                                                                                                     -------------
                                                                                                                           254,959
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                      14,345   Baxter International, Inc.                                           829,428
Supplies - 1.8%                               5,518   Becton Dickinson & Co.                                               473,720
                                             30,368   Boston Scientific Corp. (a)                                          390,836
                                              2,269   C.R. Bard, Inc.                                                      218,732
                                             11,277   Covidien Ltd.                                                        499,007
                                              3,588   Hospira, Inc. (a)                                                    153,459
                                             25,397   Medtronic, Inc.                                                    1,228,453
                                              7,778   St. Jude Medical, Inc. (a)                                           335,932
                                              5,392   Stryker Corp.                                                        350,750
                                              2,842   Varian Medical Systems, Inc. (a)                                     133,119
                                              5,280   Zimmer Holdings, Inc. (a)                                            411,101
                                                                                                                     -------------
                                                                                                                         5,024,537
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                      11,228   Aetna, Inc.                                                          472,586
Services - 1.7%                               3,677   AmerisourceBergen Corp.                                              150,683

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                Shares Held   Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                              8,063   Cardinal Health, Inc.                                          $     423,388
                                              6,333   Cigna Corp.                                                          256,930
                                              3,498   Coventry Health Care, Inc. (a)                                       141,144
                                              5,716   Express Scripts, Inc. (a)                                            367,653
                                              3,848   Humana, Inc. (a)                                                     172,621
                                              2,498   Laboratory Corp. of America Holdings (a)                             184,053
                                              6,543   McKesson Corp.                                                       342,657
                                             11,846   Medco Health Solutions, Inc. (a)                                     518,736
                                              2,925   Patterson Cos., Inc. (a)                                             106,178
                                              3,556   Quest Diagnostics, Inc.                                              160,980
                                             10,726   Tenet Healthcare Corp. (a)                                            60,709
                                             28,294   UnitedHealth Group, Inc.                                             972,182
                                             12,254   WellPoint, Inc. (a)                                                  540,769
                                                                                                                     -------------
                                                                                                                         4,871,269
----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                 4,145   IMS Health, Inc.                                                      87,086
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.3%          9,870   Carnival Corp.                                                       399,538
                                              3,240   Darden Restaurants, Inc.                                             105,462
                                              7,073   International Game Technology                                        284,405
                                              6,804   Marriott International, Inc. Class A                                 233,785
                                             26,039   McDonald's Corp.                                                   1,452,195
                                             16,515   Starbucks Corp. (a)                                                  289,013
                                              4,257   Starwood Hotels & Resorts Worldwide, Inc.                            220,300
                                              1,976   Wendy's International, Inc.                                           45,567
                                              4,003   Wyndham Worldwide Corp.                                               82,782
                                             10,751   Yum! Brands, Inc.                                                    400,045
                                                                                                                     -------------
                                                                                                                         3,513,092
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.4%                     1,378   Black & Decker Corp.                                                  91,086
                                              2,767   Centex Corp.                                                          66,989
                                              6,195   D.R. Horton, Inc.                                                     97,571
                                              3,483   Fortune Brands, Inc.                                                 242,069
                                              1,358   Harman International Industries, Inc.                                 59,127
                                              1,741   KB Home                                                               43,055
                                              3,790   Leggett & Platt, Inc.                                                 57,798
                                              3,145   Lennar Corp. Class A                                                  59,157
                                              6,256   Newell Rubbermaid, Inc.                                              143,075
                                              4,833   Pulte Homes, Inc.                                                     70,320
                                              1,304   Snap-On, Inc.                                                         66,308
                                              1,770   The Stanley Works                                                     84,287
                                              1,710   Whirlpool Corp.                                                      148,394
                                                                                                                     -------------
                                                                                                                         1,229,236
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.3%                     3,140   Clorox Co.                                                           177,850
                                             11,527   Colgate-Palmolive Co.                                                898,069
                                              9,504   Kimberly-Clark Corp.                                                 613,483
                                             69,584   The Procter & Gamble Co.                                           4,875,751
                                                                                                                     -------------
                                                                                                                         6,565,153
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                            2,170   Affiliated Computer Services, Inc. Class A (a)                       108,739
                                             11,819   Automatic Data Processing, Inc.                                      501,007

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                Shares Held   Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                              6,522   Cognizant Technology Solutions Corp. (a)                       $     188,029
                                              3,700   Computer Sciences Corp. (a)                                          150,923
                                              2,866   Convergys Corp. (a)                                                   43,162
                                             11,516   Electronic Data Systems Corp.                                        191,741
                                              3,870   Fidelity National Information Services, Inc.                         147,602
                                              3,718   Fiserv, Inc. (a)                                                     178,799
                                              7,318   Paychex, Inc.                                                        250,715
                                              4,496   Total System Services, Inc.                                          106,375
                                              7,991   Unisys Corp. (a)                                                      35,400
                                             16,950   The Western Union Co.                                                360,527
                                                                                                                     -------------
                                                                                                                         2,263,019
----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                15,132   The AES Corp. (a)                                                    252,250
Energy Traders - 0.2%                         4,023   Constellation Energy Group, Inc.                                     355,110
                                             11,212   Dynegy, Inc. Class A (a)                                              88,463
                                                                                                                     -------------
                                                                                                                           695,823
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates -                   16,001   3M Co.                                                             1,266,479
3.7%                                        225,781   General Electric Co.                                               8,356,155
                                              5,623   Textron, Inc.                                                        311,627
                                             10,965   Tyco International Ltd.                                              483,008
                                                                                                                     -------------
                                                                                                                        10,417,269
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.8%                              7,459   ACE Ltd.                                                             410,692
                                              6,485   AMBAC Financial Group, Inc.                                           37,289
                                              6,908   AON Corp.                                                            277,702
                                             10,734   Aflac, Inc.                                                          697,173
                                             12,671   The Allstate Corp.                                                   608,968
                                             57,031   American International Group, Inc.                                 2,466,591
                                              2,163   Assurant, Inc.                                                       131,640
                                              8,372   Chubb Corp.                                                          414,246
                                              3,741   Cincinnati Financial Corp.                                           142,308
                                              9,782   Genworth Financial, Inc. Class A                                     221,464
                                              7,100   Hartford Financial Services Group, Inc.                              537,967
                                              5,982   Lincoln National Corp.                                               311,064
                                              9,941   Loews Corp.                                                          399,827
                                              4,752   MBIA, Inc.                                                            58,069
                                             11,781   Marsh & McLennan Cos., Inc.                                          286,867
                                             16,035   MetLife, Inc.                                                        966,269
                                              5,842   Principal Financial Group, Inc.                                      325,516
                                             15,338   The Progressive Corp.                                                246,482
                                             10,084   Prudential Financial, Inc.                                           789,073
                                              2,029   Safeco Corp.                                                          89,033
                                              2,057   Torchmark Corp.                                                      123,646
                                             14,026   The Travelers Cos., Inc.                                             671,144
                                              7,845   UnumProvident Corp.                                                  172,668
                                              4,023   XL Capital Ltd. Class A                                              118,880
                                                                                                                     -------------
                                                                                                                        10,504,578
----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%              6,974   Amazon.com, Inc. (a)                                                 497,246
                                              4,714   Expedia, Inc. (a)                                                    103,189

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                Shares Held   Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                              4,086   IAC/InterActiveCorp (a)                                        $      84,825
                                                                                                                     -------------
                                                                                                                           685,260
----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.5%           3,779   Akamai Technologies, Inc. (a)                                        106,417
                                             25,221   eBay, Inc. (a)                                                       752,595
                                              5,243   Google, Inc. Class A (a)                                           2,309,384
                                              4,825   VeriSign, Inc. (a)                                                   160,383
                                             30,234   Yahoo! Inc. (a)                                                      874,670
                                                                                                                     -------------
                                                                                                                         4,203,449
----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%           1,975   Brunswick Corp.                                                       31,541
                                              6,515   Eastman Kodak Co.                                                    115,120
                                              3,224   Hasbro, Inc.                                                          89,950
                                              8,170   Mattel, Inc.                                                         162,583
                                                                                                                     -------------
                                                                                                                           399,194
----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%         3,778   Applera Corp. - Applied Biosystems Group                             124,145
                                              1,244   Millipore Corp. (a)                                                   83,858
                                              2,663   PerkinElmer, Inc.                                                     64,578
                                              9,465   Thermo Fisher Scientific, Inc. (a)                                   537,991
                                              2,256   Waters Corp. (a)                                                     125,659
                                                                                                                     -------------
                                                                                                                           936,231
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.8%                             14,109   Caterpillar, Inc.                                                  1,104,594
                                              4,572   Cummins, Inc.                                                        214,061
                                              5,758   Danaher Corp.                                                        437,781
                                              9,859   Deere & Co.                                                          793,058
                                              4,340   Dover Corp.                                                          181,325
                                              3,312   Eaton Corp.                                                          263,867
                                              4,105   ITT Corp.                                                            212,680
                                              9,054   Illinois Tool Works, Inc.                                            436,674
                                              6,165   Ingersoll-Rand Co. Class A                                           274,836
                                              2,936   Manitowoc Co.                                                        119,789
                                              8,291   PACCAR, Inc.                                                         373,095
                                              2,772   Pall Corp.                                                            97,214
                                              3,810   Parker Hannifin Corp.                                                263,919
                                              2,305   Terex Corp. (a)                                                      144,063
                                                                                                                     -------------
                                                                                                                         4,916,956
----------------------------------------------------------------------------------------------------------------------------------
Media - 2.7%                                 15,388   CBS Corp. Class B                                                    339,767
                                             11,257   Clear Channel Communications, Inc.                                   328,929
                                             68,081   Comcast Corp. Class A                                              1,316,686
                                             16,110   The DIRECTV Group, Inc. (a)                                          399,367
                                              2,024   The E.W. Scripps Co. Class A                                          85,028
                                              5,196   Gannett Co., Inc.                                                    150,944
                                             10,653   Interpublic Group of Cos., Inc. (a)                                   89,592
                                              7,298   The McGraw-Hill Cos., Inc.                                           269,661
                                                853   Meredith Corp.                                                        32,627
                                              3,251   The New York Times Co. Class A                                        61,379
                                             52,023   News Corp. Class A                                                   975,431
                                              7,249   Omnicom Group Inc.                                                   320,261
                                             80,862   Time Warner, Inc.                                                  1,133,685
                                             14,491   Viacom, Inc. Class B (a)                                             574,133

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                Shares Held   Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                             42,576   Walt Disney Co.                                                $   1,336,035
                                                130   The Washington Post Co. Class B                                       85,995
                                                                                                                     -------------
                                                                                                                         7,499,520
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%                       18,413   Alcoa, Inc.                                                          663,973
                                              2,283   Allegheny Technologies, Inc.                                         162,915
                                              8,655   Freeport-McMoRan Copper & Gold, Inc. Class B                         832,784
                                             10,249   Newmont Mining Corp.                                                 464,280
                                              6,513   Nucor Corp.                                                          441,191
                                              2,235   Titanium Metals Corp.                                                 33,637
                                              2,663   United States Steel Corp.                                            337,855
                                                                                                                     -------------
                                                                                                                         2,936,635
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%                        4,719   Ameren Corp.                                                         207,825
                                              5,091   CMS Energy Corp.                                                      68,932
                                              7,401   CenterPoint Energy, Inc.                                             105,612
                                              6,153   Consolidated Edison, Inc.                                            244,274
                                              3,691   DTE Energy Co.                                                       143,543
                                             12,997   Dominion Resources, Inc.                                             530,797
                                              1,728   Integrys Energy Group, Inc.                                           80,594
                                              6,199   NiSource, Inc.                                                       106,871
                                              8,044   PG&E Corp.                                                           296,180
                                             11,496   Public Service Enterprise Group, Inc.                                462,024
                                              5,908   Sempra Energy                                                        314,778
                                              4,769   TECO Energy, Inc.                                                     76,066
                                              9,703   Xcel Energy, Inc.                                                    193,575
                                                                                                                     -------------
                                                                                                                         2,831,071
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.7%                       2,044   Big Lots, Inc. (a)                                                    45,581
                                              1,283   Dillard's, Inc. Class A                                               22,080
                                              3,177   Family Dollar Stores, Inc.                                            61,952
                                              5,013   J.C. Penney Co., Inc.                                                189,040
                                              7,092   Kohl's Corp. (a)                                                     304,176
                                              9,790   Macy's, Inc.                                                         225,757
                                              4,047   Nordstrom, Inc.                                                      131,932
                                              1,649   Sears Holdings Corp. (a)                                             168,346
                                             18,511   Target Corp.                                                         938,137
                                                                                                                     -------------
                                                                                                                         2,087,001
----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                    20,747   Xerox Corp.                                                          310,583
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                        10,583   Anadarko Petroleum Corp.                                             667,046
Fuels - 9.8%                                  7,529   Apache Corp.                                                         909,654
                                             10,344   Chesapeake Energy Corp.                                              477,376
                                             46,955   Chevron Corp.                                                      4,008,079
                                             35,306   ConocoPhillips                                                     2,690,670
                                              4,126   Consol Energy, Inc.                                                  285,478
                                             10,048   Devon Energy Corp.                                                 1,048,308
                                              5,585   EOG Resources, Inc.                                                  670,200
                                             15,845   El Paso Corp.                                                        263,661
                                            120,967   Exxon Mobil Corp.                                                 10,231,389
                                              6,307   Hess Corp.                                                           556,151

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                Shares Held   Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                             16,030   Marathon Oil Corp.                                             $     730,968
                                              4,290   Murphy Oil Corp.                                                     352,381
                                              3,885   Noble Energy, Inc.                                                   282,828
                                             18,599   Occidental Petroleum Corp.                                         1,360,889
                                              6,128   Peabody Energy Corp.                                                 312,528
                                              3,389   Range Resources Corp.                                                215,032
                                             14,302   Spectra Energy Corp.                                                 325,371
                                              2,659   Sunoco, Inc.                                                         139,518
                                              3,111   Tesoro Corp.                                                          93,330
                                             12,089   Valero Energy Corp.                                                  593,691
                                             13,228   Williams Cos., Inc.                                                  436,259
                                             11,539   XTO Energy, Inc.                                                     713,803
                                                                                                                     -------------
                                                                                                                        27,364,610
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                9,672   International Paper Co.                                              263,078
                                              3,931   MeadWestvaco Corp.                                                   107,002
                                              4,738   Weyerhaeuser Co.                                                     308,160
                                                                                                                     -------------
                                                                                                                           678,240
----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                      9,649   Avon Products, Inc.                                                  381,521
                                              2,580   The Estee Lauder Cos., Inc. Class A                                  118,293
                                                                                                                     -------------
                                                                                                                           499,814
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.7%                       34,950   Abbott Laboratories                                                1,927,492
                                              6,917   Allergan, Inc.                                                       390,050
                                              2,440   Barr Pharmaceuticals, Inc. (a)                                       117,876
                                             44,755   Bristol-Myers Squibb Co.                                             953,282
                                             22,366   Eli Lilly & Co.                                                    1,153,862
                                              7,040   Forest Laboratories, Inc. (a)                                        281,670
                                             64,046   Johnson & Johnson                                                  4,154,664
                                              5,563   King Pharmaceuticals, Inc. (a)                                        48,398
                                             48,958   Merck & Co., Inc.                                                  1,857,956
                                              6,882   Mylan, Inc.                                                           79,831
                                            152,869   Pfizer, Inc.                                                       3,199,548
                                             36,652   Schering-Plough Corp.                                                528,155
                                              2,344   Watson Pharmaceuticals, Inc. (a)                                      68,726
                                             30,252   Wyeth                                                              1,263,324
                                                                                                                     -------------
                                                                                                                        16,024,834
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                 2,074   Apartment Investment & Management Co. Class A                         74,270
(REITs) - 1.1%                                1,738   AvalonBay Communities, Inc.                                          167,752
                                              2,702   Boston Properties, Inc.                                              248,773
                                              2,701   Developers Diversified Realty Corp.                                  113,118
                                              6,089   Equity Residential                                                   252,633
                                              6,032   General Growth Properties, Inc.                                      230,241
                                              5,299   HCP, Inc.                                                            179,159
                                             11,837   Host Marriott Corp.                                                  188,445
                                              5,717   Kimco Realty Corp.                                                   223,935
                                              3,870   Plum Creek Timber Co., Inc.                                          157,509
                                              5,838   ProLogis                                                             343,625
                                              2,816   Public Storage                                                       249,554

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                Shares Held   Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                              5,043   Simon Property Group, Inc.                                     $     468,545
                                              3,052   Vornado Realty Trust                                                 263,113
                                                                                                                     -------------
                                                                                                                         3,160,672
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                      3,929   CB Richard Ellis Group, Inc. (a)                                      85,023
Development - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.9%                            6,695   Burlington Northern Santa Fe Corp.                                   617,413
                                              9,120   CSX Corp.                                                            511,358
                                              8,509   Norfolk Southern Corp.                                               462,209
                                              1,313   Ryder System, Inc.                                                    79,975
                                              5,899   Union Pacific Corp.                                                  739,617
                                                                                                                     -------------
                                                                                                                         2,410,572
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                             13,692   Advanced Micro Devices, Inc. (a)                                      80,646
Semiconductor Equipment - 2.3%                6,948   Altera Corp.                                                         128,052
                                              6,646   Analog Devices, Inc.                                                 196,190
                                             30,606   Applied Materials, Inc.                                              597,123
                                             10,568   Broadcom Corp. Class A (a)                                           203,645
                                            130,869   Intel Corp.                                                        2,771,805
                                              4,071   KLA-Tencor Corp.                                                     151,034
                                             14,947   LSI Corp. (a)                                                         73,988
                                              4,996   Linear Technology Corp.                                              153,327
                                              5,165   MEMC Electronic Materials, Inc. (a)                                  366,199
                                              4,269   Microchip Technology, Inc.                                           139,724
                                             17,193   Micron Technology, Inc. (a)                                          102,642
                                              5,129   National Semiconductor Corp.                                          93,963
                                              2,306   Novellus Systems, Inc. (a)                                            48,541
                                             12,562   Nvidia Corp. (a)                                                     248,602
                                              3,942   Teradyne, Inc. (a)                                                    48,960
                                             29,989   Texas Instruments, Inc.                                              847,789
                                              6,474   Xilinx, Inc.                                                         153,758
                                                                                                                     -------------
                                                                                                                         6,405,988
----------------------------------------------------------------------------------------------------------------------------------
Software - 3.2%                              12,864   Adobe Systems, Inc. (a)                                              457,830
                                              5,221   Autodesk, Inc. (a)                                                   164,357
                                              4,344   BMC Software, Inc. (a)                                               141,267
                                              8,822   CA, Inc.                                                             198,495
                                              4,189   Citrix Systems, Inc. (a)                                             122,863
                                              6,200   Compuware Corp. (a)                                                   45,508
                                              7,163   Electronic Arts, Inc. (a)                                            357,577
                                              7,410   Intuit, Inc. (a)                                                     200,144
                                            180,974   Microsoft Corp.                                                    5,136,042
                                              7,961   Novell, Inc. (a)                                                      50,075
                                             89,428   Oracle Corp. (a)                                                   1,749,212
                                             19,138   Symantec Corp. (a)                                                   318,074
                                                                                                                     -------------
                                                                                                                         8,941,444
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.5%                       1,948   Abercrombie & Fitch Co. Class A                                      142,477
                                              3,053   AutoNation, Inc. (a)                                                  45,703
                                                972   AutoZone, Inc. (a)                                                   110,643
                                              5,923   Bed Bath & Beyond, Inc. (a)                                          174,729
                                              7,967   Best Buy Co., Inc.                                                   330,312

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
Industry                                Shares Held   Common Stocks                                                          Value
----------------------------------------------------------------------------------------------------------------------------------
                                              3,639   GameStop Corp. Class A (a)                                     $     188,173
                                             10,282   The Gap, Inc.                                                        202,350
                                             38,158   Home Depot, Inc.                                                   1,067,279
                                              7,027   Limited Brands, Inc.                                                 120,162
                                             33,070   Lowe's Cos., Inc.                                                    758,626
                                              6,172   Office Depot, Inc. (a)                                                68,201
                                              1,716   OfficeMax, Inc.                                                       32,844
                                              2,964   RadioShack Corp.                                                      48,165
                                              2,305   The Sherwin-Williams Co.                                             117,647
                                             15,850   Staples, Inc.                                                        350,444
                                              9,881   TJX Cos., Inc.                                                       326,765
                                              2,872   Tiffany & Co.                                                        120,164
                                                                                                                     -------------
                                                                                                                         4,204,684
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                    7,957   Coach, Inc. (a)                                                      239,903
Goods - 0.4%                                  1,958   Jones Apparel Group, Inc.                                             26,276
                                              2,249   Liz Claiborne, Inc.                                                   40,819
                                              8,657   Nike, Inc. Class B                                                   588,676
                                              1,323   Polo Ralph Lauren Corp.                                               77,118
                                              1,984   VF Corp.                                                             153,780
                                                                                                                     -------------
                                                                                                                         1,126,572
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.6%            13,132   Countrywide Financial Corp.                                           72,226
                                             22,119   Fannie Mae                                                           582,172
                                             14,608   Freddie Mac                                                          369,875
                                             11,721   Hudson City Bancorp, Inc.                                            207,227
                                              2,690   MGIC Investment Corp.                                                 28,326
                                              8,170   Sovereign Bancorp, Inc.                                               76,144
                                             19,955   Washington Mutual, Inc.                                              205,537
                                                                                                                     -------------
                                                                                                                         1,541,507
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%                               47,670   Altria Group, Inc.                                                 1,058,274
                                             47,670   Philip Morris International, Inc. (a)                              2,411,149
                                              3,869   Reynolds American, Inc.                                              228,387
                                              3,380   UST, Inc.                                                            184,278
                                                                                                                     -------------
                                                                                                                         3,882,088
----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                           1,518   W.W. Grainger, Inc.                                                  115,960
Distributors - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                    9,151   American Tower Corp. Class A (a)                                     358,811
Services - 0.3%                              64,416   Sprint Nextel Corp.                                                  430,943
                                                                                                                     -------------
                                                                                                                           789,754
----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Common Stocks
                                                      (Cost - $235,771,672) - 92.8%                                    260,266,445
----------------------------------------------------------------------------------------------------------------------------------
                                               Face
                                             Amount   Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 9.1%                   $ 25,498,216   State Street Bank & Trust Co., 1.25% due
                                                      4/01/2008                                                         25,498,216
----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Short-Term Securities
                                                      (Cost - $25,498,216) - 9.1%                                       25,498,216
----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Investments Before Options Written
                                                      (Cost - $261,269,888*) - 101.9%                                  285,764,661
----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)

                                          Number of
                                          Contracts   Options Written                                                        Value
----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                          2,174   S&P 500 Index, expiring April 2008 at USD 1,315                $  (7,043,760)
----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Options Written
                                                      (Premiums Received - $7,816,291) - (2.5%)                         (7,043,760)
----------------------------------------------------------------------------------------------------------------------------------
                                                      Total Investments, Net of Options Written
                                                      (Cost - $253,453,597) - 99.4%                                    278,720,901

                                                      Other Assets Less Liabilities - 0.6%                               1,601,815
                                                                                                                     -------------
                                                      Net Assets - 100.0%                                            $ 280,322,716
                                                                                                                     =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 266,023,050
                                                                  =============
      Gross unrealized appreciation                               $  45,465,407
      Gross unrealized depreciation                                 (25,723,796)
                                                                  -------------
      Net unrealized appreciation                                 $  19,741,611
                                                                  =============
(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                     Purchase     Sales     Realized    Dividend
      Affiliate                        Cost        Cost       Gain       Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.      $128,294       --         --        $6,730
      --------------------------------------------------------------------------

o     Financial futures contracts purchased as of March 31, 2008 were as follows:
      --------------------------------------------------------------------------
      Number of                 Expiration          Face             Unrealized
      Contracts       Issue        Date             Value           Depreciation
      --------------------------------------------------------------------------
          413      S&P EMINI     June 2008       $27,477,629         ($137,029)
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown as a percent of net assets.

S&P 500 Covered Call Fund Inc.

o Effective January 1, 2008, the S&P 500 Covered Call Fund Inc. (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
      o Level 1 - price quotations in active markets/exchanges for identical securities
      o Level 2 -other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

-------------------------------------------------------------------------------
Valuation                       Investments in                  Other Financial
Inputs                           Securities                      Instruments*
-------------------------------------------------------------------------------
Level 1                        $285,764,661                     ($7,180,789)
-------------------------------------------------------------------------------
Level 2                                   0                               0
-------------------------------------------------------------------------------
Level 3                                   0                               0
-------------------------------------------------------------------------------
Total                          $285,764,661                     ($7,180,789)
===============================================================================
*Other financial instruments are derivative instruments such as options and futures.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    ------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    S&P 500(R) Covered Call Fund Inc.

Date: May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ------------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    S&P 500(R) Covered Call Fund Inc.

Date: May 21, 2008


By: /s/ James E. Hillman
    ------------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    S&P 500(R) Covered Call Fund Inc.

Date: May 21, 2008